NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Nature of Operations

The Company’s principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single family and multi-family dwellings in Washington, California, Texas and Florida. It utilizes its heavy equipment resources to develop an inventory of finished lots and provide development infrastructure construction, on a contract basis, for other home builders. Single family construction and infrastructure construction contracts vary but are typically less than one year.

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

The Company became an effective filer with the Securities and Exchange Commission SEC and started trading on The Nasdaq Stock Market LLC (“Nasdaq”) on August 28, 2020.

Nature of Operations

Our principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single family and multi-family dwellings in the Puget Sound region of Washington State, California, and Texas. We utilize our heavy equipment resources to develop an inventory finished building lots and provide development infrastructure construction, on a contract basis, for other home builders. Single family construction and infrastructure construction contracts vary but are typically less than one year.

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

The Company became an effective filer with the SEC and started trading on the NASDAQ on August 31, 2020.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		June 30,	December 31,
		2021	2020
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Materials, LLC*	July 5, 2018	N/A	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%
Pacific Ridge CMS, LLC	May 24, 2021	100%	N/A
Tanglewilde, LLC	June 25, 2021	100%	N/A

*	Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.

All intercompany transactions and balances have been eliminated in consolidation.

As of June 30, 2021 and December 31, 2020, the aggregate non-controlling interest was $(1,291,600) and $(1,289,900).

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		2020	2019
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A
Harbor Materials, LLC**	July 5, 2018	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

*	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

**	Harbor Material, LLC was voluntarily dissolved with the State of Washington as of January 29, 2020.

All intercompany transactions and balances have been eliminated in consolidation.

As of December 31, 2020, and December 31, 2019, the aggregate non-controlling interest was $(1,289,900) and $(1,060,600).

Basis of Presentation

Basis of Presentation

The unaudited financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position of the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 filed with the (“SEC”) on March 31, 2021. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The condensed consolidated balance sheet at December 31, 2020 was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results of operations for the interim periods presented are not necessarily indicative of results for the year ending December 31, 2021.

The Company’s Board of Directors and stockholders approved a 1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company’s outstanding common stock into one share of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share. All references to common stock, options to purchase common stock, restricted stock, share data, per share data, and related information, as applicable have been adjusted in the financial statements to reflect the split of the common stock as if it had occurred at the beginning of the earliest period presented.

All numbers in these financial statements are rounded to the nearest $100.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Company’s board of directors and stockholders approved a 1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company’s outstanding common stock into one share of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share. All references to common stock, options to purchase common stock, restricted stock, share data, per share data, and related information, as applicable, have been adjusted in the financial statements to reflect the split of our common stock as if it had occurred at the beginning of the earliest period presented.

All numbers in these financial statements are rounded to the nearest $100.

Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.

Stock-Based Compensation

Stock-Based Compensation

Effective as of November 19, 2018, the Company’s Board of Directors and stockholders approved and adopted the 2018 Incentive and Non-Statutory Stock Option Plan (the “2018 Plan”). The 2018 Plan allows the Administrator (as defined in the 2018 Plan), currently the Board of Directors, to determine the issuance of incentive stock options and non-qualified stock options to eligible employees and outside directors and consultants of the Company. The Company reserved 675,676 shares of common stock for issuance under the 2018 Plan.

Effective as of December 3, 2020, the Company’s Board of Directors and stockholders approved and adopted the 2020 Restricted Stock Plan (the “2020 Plan”). The 2020 Plan allows the Administrator (currently the Compensation Committee) to determine the issuance of restricted stock to eligible officers, directors, and key employees. The Company reserved 700,000 shares of common stock for issuance under the 2020 Plan.

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which is based on the estimated number of awards that are ultimately expected to vest.

Options and warrants are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation expense is reversed in the period related to the termination of service.

Stock-based compensation expenses are included in selling, general and administrative expenses in the consolidated statement of operations.

For the six months ended June 30, 2021 and 2020 when computing fair value of share-based payments, the Company has considered the following variables:

	June 30, 2021	June 30, 2020
Risk-free interest rate	0.23-0.84%	1.46%
Exercise price	$3.36-$5.00	$2.22
Expected life of grants	2.50-6 years	5.64 years
Expected volatility of underlying stock	42.97%-56.13%	32.39%
Dividends	0	0

The expected term is computed using the “simplified” method as permitted under the provisions of ASC 718-10-S99. The Company uses the simplified method to calculate the expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The share price as of the grant date was determined by an independent third party 409(a) valuation until the Company’s stock became publicly traded. Now the share price is the public trading price at the time of grant. Expected volatility is based on the historical stock price volatility of comparable companies’ common stock, as the stock does not have sufficient historical trading activity. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

Stock-Based Compensation

Effective as of November 19, 2018, the Company’s board of directors and stockholders approved and adopted the 2018 Incentive and Non-Statutory Stock Option Plan (the “2018 Plan”). The 2018 Plan allows the Administrator (as defined in the 2018 Plan), currently the board of directors, to determine the issuance of incentive stock options, non-qualified stock options and restricted stock to eligible employees and outside directors and consultants of the Company. The Company has reserved 675,676 shares of common stock for issuance under the 2018 Plan.

The 2020 Restricted Stock Plan allows the Administrator (currently the Compensation Committee), to determine the issuance of restricted stock to eligible officers, directors, and key employees. We reserved 700,000 shares of common stock for issuance under the 2020 Restricted Stock Plan.

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Options and warrants are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered and have been recorded at the fair value of the share-based payment. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation expense is reversed in the period related to the termination of service.

Stock-based compensation expenses are included in selling, general and administrative expenses in the consolidated statement of operations.

For the years ended December 31, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.14% - 1.46%	1.56-1.84%
Exercise price	$2.22 - $6.50	$0.40
Expected life of grants	2.86 - 6.00 years	5.0-6.53 years
Expected volatility of underlying stock	32.39% - 51.94%	31.75-32.89%
Dividends	0%	0%

The expected option term is computed using the “simplified” method as permitted under the provisions of ASC 718-10-S99. The Company uses the simplified method to calculate expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The share price as of the grant date was determined by an independent third party 409(a) valuation until the Company’s stock became publicly traded, now the share price is the public trading price at the time of grant. Expected volatility is based on the historical stock price volatility of comparable companies’ common stock, as our stock does not have sufficient historical trading activity. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Earnings (Loss) per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the income statement) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss attributable to common stockholders per common share.

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Numerator:
Net income (loss) attributable to common stockholders	$931,600	$(431,100)	(618,200)	$(1,183,100)
Effect of dilutive securities:	-	-	-	-

Diluted income (net) loss	$931,600	$(431,100)	(618,200)	$(1,183,100)

Denominator:
Weighted average common shares outstanding - basic	14,890,094	3,513,517	14,071,373	3,513,517
Dilutive securities (a):
Options	19,778	-	-	-
Warrants	142,653	-	-	-

Weighted average common shares outstanding and assumed	15,052,525	3,513,517	14,071,373	3,513,517
conversion – diluted

Basic net income (loss) per common share	$0.06	$(0.12)	(0.04)	$(0.34)

Diluted net income (loss) per common share	$0.06	$(0.12)	(0.04)	$(0.34)

(a) - Anti-dilutive securities excluded:	10,570,115	152,032	10,777,506	152,032

Earnings (Loss) Per Share

Earnings (loss) per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the FASB Accounting Standards Codification. Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the income statement) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	December 31, 2020	December 31, 2019
Numerator:
Net income (loss) attributable to common stockholders	$(3,532,800)	$235,600
Effect of dilutive securities:	-	-

Diluted net income (loss)	$(3,532,800)	$235,600

Denominator:
Weighted average common shares outstanding - basic	4,214,418	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,214,418	3,513,517

Basic net income (loss) per common share	$(0.84)	$0.07

Diluted net income (loss) per common share	$(0.84)	$0.07

(a) - Anti-dilutive securities excluded:	241,609	139,742

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the Company’s short-term financial instruments approximates fair value due to the relatively short period to maturity for these instruments.

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the Company’s short-term financial instruments approximates fair value due to the relatively short period to maturity for these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all short-term debt securities purchased with a maturity of three months or less to be cash equivalents. There were no cash equivalents as of June 30, 2021 and December 31, 2020.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all short-term debt securities purchased with a maturity of three months or less to be cash equivalents. There were no cash equivalents as of December 31, 2020 or 2019.

Accounts Receivable

Accounts Receivable

Accounts receivables are reported at the amount the Company expects to collect from outstanding balances. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The allowance for doubtful accounts was $11,000 and $0 as of June 30, 2021 and December 31, 2020, respectively.

Accounts Receivable

Accounts receivable are reported at the amount the Company expects to collect from outstanding balances. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The allowance for doubtful accounts was $0 and $11,300 as of December 31, 2020 and 2019.

Property and Equipment and Depreciation

Property and Equipment and Depreciation

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	5-10 years
Leasehold Improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Property and Equipment and Depreciation

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Real Estate Assets

Real Estate Assets

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with FASB ASC 805, “Business Combinations,” where acquired assets are recorded at fair value. Interest, property taxes, insurance and other incremental costs (including salaries) directly related to a project are capitalized during the construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are expensed when the underlying asset is sold.

The Company capitalized interest from related party borrowings of $219,100 and $323,300 for the three months ended June 30, 2021 and 2020, respectively. The Company capitalized interest from related party borrowings of $404,400 and $636,400 for the six months ended June 30, 2021 and 2020, respectively. The Company capitalized interest from third-party borrowings of $264,900 and $657,900 for the three months ended June 30, 2021 and 2020, respectively. The Company capitalized interest from third-party borrowings of $475,800 and $1,051,000 for the six months ended June 30, 2021 and 2020, respectively.

A property is classified as “held for sale” when all the following criteria for a plan of sale have been met:

(1) Management, having the authority to approve the action, commits to a plan to sell the property;

(2) The property is available for immediate sale in its present condition, subject only to terms that are usual and customary;

(3) An active program to locate a buyer and other actions required to complete the plan to sell, have been initiated;

(4) The sale of the property is probable and is expected to be completed within one year of the contract date;

(5) The property is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

(6) Actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When all these criteria have been met, the property is classified as “held for sale.”

In addition to the annual assessment of potential triggering events in accordance with ASC 360, the Company applies a fair value-based impairment test to the net book value assets on an annual basis and on an interim basis if certain events or circumstances indicate that an impairment loss may have occurred.

As of June 30, 2021 and December 31, 2020, the Company did not have any projects that qualified for an impairment charge.

Real Estate Assets

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with Financial Accounting Standards Board (“FASB”) ASC 805, “Business Combinations,” where acquired assets are recorded at fair value. Interest, property taxes, insurance, and other incremental costs (including salaries) directly related to a project are capitalized during the construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are expensed when the underlying asset is sold.

The Company capitalized interest from related party borrowings of $1,024,800 and $1,229,400 for the years ended December 31, 2020 and 2019, respectively. The Company capitalized interest from third-party borrowings of $2,401,400 and $1,563,700 for the years ended December 31, 2020 and 2019, respectively.

A property is classified as “held for sale” when all the following criteria for a plan of sale have been met:

(1) Management, having the authority to approve the action, commits to a plan to sell the property:

(2) The property is available for immediate sale in its present condition, subject only to terms that are usual and customary;

(3) An active program to locate a buyer and other actions required to complete the plan to sell, have been initiated;

(4) The sale of the property is probable and is expected to be completed within one year of the contract date;

(5) The property is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and

(6) Actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When all these criteria have been met, the property is classified as “held for sale.”

In addition to the annual assessment of potential triggering events in accordance with ASC 360, the Company applies a fair value-based impairment test to the net book value assets on an annual basis and on an interim basis if certain events or circumstances indicate that an impairment loss may have occurred.

As of December 31, 2020, and 2019, the Company did not have any projects that qualified for an impairment charge.

Revenue and Cost Recognition

Revenue and Cost Recognition

ASC 606, Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contract to provide goods or services to customers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of the promised good or service. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services. The provision of ASC 606 includes a five-step process by which the Company determines revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which the Company expects to be entitled in exchange for those goods or services.

ASC 606 requires the Company to apply the following steps: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, performance obligations are satisfied.

A detailed breakdown of the five-step process for the revenue recognition of Entitled Land Revenue is as follows:

1. Identify the contract with a customer.

The Company signs an agreement with a buyer to purchase the parcel of entitled land.

2. Identify the performance obligations in the contract.

Performance obligations of the Company include delivering entitled land to the customer, which are required to meet certain specifications outlined in the contract.

3. Determine the transaction price.

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

The parcel is a separate performance obligation for which the specific price is in the contract.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue when title is transferred. The Company does not have any further performance obligations once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Developed Lots Revenue is as follows:

1. Identify the contract with a customer.

The Company signs an agreement with the buyer to purchase lots that have completed infrastructure.

2. Identify the performance obligations in the contract.

Performance obligations of the Company include delivering developed lots to the customer, which are required to meet certain specifications that are outlined in the contract.

3. Determine the transaction price.

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

All lots are a single performance obligation for the specific price in the contract.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue when title is transferred. The Company does not have any further performance obligations once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Fee Build Revenue is as follows:

1. Identify the contract with a customer.

The Company signs an agreement with a customer to construct the required infrastructure so that houses can be developed on the lots.

2. Identify the performance obligations in the contract.

Performance obligations of the Company include delivering developed lots which are required to meet certain specifications that are outlined in the contract.

3. Determine the transaction price.

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

The nature of the industry involves a number of uncertainties that can affect the current state of the contract. Variable considerations are the estimates made due to a contract modification in the contractual service. Change orders, claims, extras, or back charges are common in contractual services activity as a form of variable consideration. If there is going to be a contract modification, judgment by management will need to be made to determine if the variable consideration is enforceable. The following factors are considered in determining if the variable consideration is enforceable:

1.	The customer’s written approval of the scope of the change order;
2.	Current contract language that indicates clear and enforceable entitlement relating to the change order;
3.	Separate documentation for the change order costs that are identifiable and reasonable; and
4.	The Company’s experience in negotiating change orders, especially as it relates to the specific type of contract and change order being evaluated

Once the Company receives a contract, it generates a budget of projected costs for the contract based on the contract price. If the scope of the contract during the contractual period needs to be modified, the Company files a change order. The Company does not continue to perform services until the change modification is agreed upon with documentation by both the Company and the customer. There are few times that claims, extras, or back charges are included in the contract.

If there are multiple performance obligations to the contract, the costs must be allocated appropriately and consistently to each performance obligation. In the Company’s experience, usually only one performance obligation is stated per contract. If there are multiple services provided for one customer, the Company has a policy of splitting out the services over multiple contracts.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company uses the total costs incurred on the project relative to the total expected costs to satisfy the performance obligation. The input method involves measuring the resources consumed, labor hours expended, costs incurred, time lapsed, or machine hours used relative to the total expected inputs to the satisfaction of the performance obligation. Costs incurred prior to actual contract (i.e. design, engineering, procurement of material, etc.) should not be recognized as the client does not have control of the good/service provided. When the estimate on a contract indicates a loss or claims against costs incurred reduce the likelihood of recoverability of such costs, the Company records the entire estimated loss in the period the loss becomes known. Project contracts typically provide for a schedule of billings or invoices to the customer based on the Company’s job to date percentage of completion of specific tasks inherent in the fulfillment of its performance obligation(s). The schedules for such billings usually do not precisely match the schedule on which costs are incurred. As a result, contract revenue recognized in the statement of operations can and usually does differ from amounts that can be billed or invoiced to the customer at any point during the contract. Amounts by which cumulative contract revenue recognized on a contract as of a given date exceed cumulative billings and unbilled receivables to the customer under the contract are reflected as a current asset in the Company’s balance sheet under the captions “Contract Asset” which is further disclosed in Note 14. Amounts by which cumulative billings to the customer under a contract as of a given date exceed cumulative contract revenue recognized on the contract are reflected as a current liability in the Company’s balance sheet under the caption “Billings in excess of costs and estimated earnings.”

A detailed breakdown of the five-step process for the revenue recognition of Home Revenue is as follows:

1. Identify the contract with a customer.

The Company signs an agreement with a home buyer to purchase a lot with a completed house.

2. Identify the performance obligations in the contract.

Performance obligations of the Company include delivering a developed lot with a completed house to the customer, which is required to meet certain specifications that are outlined in the contract.

3. Determine the transaction price.

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

Each lot with a completed house is a separate performance obligation, for which the specific price in the contract is allocated.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue when title is transferred. The Company does not have any further performance obligations once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Construction Materials sold to or received from contractors is as follows:

1. Identify the contract with a customer.

There are no signed contracts. Each transaction is verbally agreed to with the customer.

2. Identify the performance obligations in the contract.

The Company delivers or receives materials from customers based on the verbal agreement reached.

3. Determine the transaction price.

The Company has a set price list for receiving approved fill materials to recycle or provides customers with a combination of said materials.

4. Allocation of the transaction price to performance obligations in the contract.

There is only one performance obligation, which is to pick up or deliver the materials. The entire transaction price is therefore allocated to the performance obligation.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The performance obligation is fulfilled, and revenue is recognized when the materials have been received or delivered by the Company.

Revenues from contracts with customers are summarized by category as follows for the three and six months ended June 30:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Entitled Land	$9,310,000	$-	$9,310,000	$-
Developed Lots	-	-	7,000,000	-
Fee Build	1,348,200	-	1,348,200	-
Homes	3,371,700	8,016,400	10,185,900	17,921,000
Construction Materials	102,500	313,400	162,500	349,800
Total Revenue	$14,132,400	$8,329,800	$28,006,600	$18,270,800

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates the Company’s revenue based on the type of sale or service and the timing of satisfaction of performance obligations for the three and six months ended June 30, 2021 and 2020:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Performance obligations satisfied at a point in time	$12,784,200	$8,329,800	$26,658,400	$18,270,800
Performance obligations satisfied over time	1,348,200	-	1,348,200	-
Total Revenue	$14,132,400	$8,329,800	$28,006,600	$18,270,800

Revenue and Cost Recognition

Accounting Standards codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contract to provide goods or services to customers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods or services. The provision of ASC 606 includes a five-step process by which we determine revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which we expect to be entitled in exchange for those goods or services.

ASC 606 requires us to apply the following steps: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, performance obligations are satisfied.

A detailed breakdown of the five-step process for the revenue recognition of Real Estate Revenue is as follows:

1. Identify the contract with a customer.

The Company signs an agreement with a home buyer to purchase a lot with a completed house.

2. Identify the performance obligations in the contract.

Performance obligations of the company include delivering a develop lot with a completed house to the customer, which are required to meet certain specifications that are outlined in the contract.

3. Determine the transaction price.

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

Each lot with a completed house is a separate performance obligation, for which the specific price in the contract is allocated.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue when title is transferred. The Company does not have further performance obligation once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Construction Materials sold to or received from contractors is as follows:

1. Identify the contract with a customer.

There are no signed contracts. Each transaction is verbally agreed to with the customer.

2. Identify the performance obligations in the contract.

To deliver or receive materials from customers based on the verbal agreement reached.

3. Determine the transaction price.

The Company has a set price list for receiving approved fill materials to recycle or provide customers with a combination of said materials.

4. Allocation of the transaction price to performance obligations in the contract.

There is only one performance obligation, which is to pick up or deliver the materials. The entire transaction price is therefore allocated to the performance obligation.

5. Recognize revenue when (or as) the entity satisfies a performance obligation.

The performance obligation is fulfilled, and revenue is recognized when the materials have been received or delivered by the company.

Revenues for Real Estate and Construction Materials:

Revenues from contracts with customers are summarized by product category as follows for the years ended December 31:

	2020	2019
Real Estate	$49,814,500	$30,683,400
Construction Materials	582,500	270,100
Total Revenue	$50,397,000	$30,953,500

Cost of Sales

Cost of Sales

Land acquisition costs are allocated to each lot based on the size of the lot in relation to the size of the total project. Development cost and capitalized interest are allocated to lots sold based on the same criteria.

Cost relating to the handling of recycled construction materials and converting items into usable construction materials for resale are charged to cost of sales as incurred.

Cost of Sales

Land acquisition costs are allocated to each lot based on the size of the lot in relation to the size of the total project. Development cost and capitalized interest are allocated to lots sold based on the same criteria.

Cost relating to the handling of recycled construction materials and converting items into usable construction materials for resale are charged to cost of sales as incurred.

Advertising

Advertising

Costs for designing, producing and communicating advertising are expensed as incurred. Advertising expense for the three months ended June 30, 2021 and 2020 was $11,500 and $1,000, respectively.

Advertising expense for the six months ended June 30, 2021 and 2020 was $12,000 and $8,500, respectively.

Advertising

Costs for designing, producing, and communicating advertising are expensed as incurred. Advertising expense for the years ended December 31, 2020 and 2019 were $37,500 and $67,500, respectively.

Leases

Leases

On January 1, 2019, the Company adopted ASU 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities.

As part of the adoption the Company elected the practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to:

1.	Not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease;

2.	Not to apply the recognition requirements in ASC 842 to short-term leases; and

3.	Not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial.

Leases

In February 2016, the FASB issued ASU 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as ASC 842. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements.

On January 1, 2019, the Company adopted ASC 842 using the modified retrospective approach and recognized a right of use (“ROU”) asset and related liability on the consolidated balance sheet in the amount of $474,200 related to the operating lease for office and warehouse space.

As part of the adoption the Company elected the practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to:

1.	Not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease.

2.	Not to apply the recognition requirements in ASC 842 to short-term leases.

3.	Not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial.

Refer to Note 12. Leases for additional disclosures required by ASC 842.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss, credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. Management applies the criteria established in the FASB released Accounting Standards Update No. 2019-12, Income taxes (Topic 740) (the Update) to determine if any valuation allowances are needed each year.

The Company recognizes a tax benefit for an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. There are no uncertain tax positions as of June 30, 2021 and December 31, 2020.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss, credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. Management applies the criteria established in the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2019-12, Income taxes (Topic 740) (the Update) to determine if any valuation allowances are needed each year.

The Company recognizes a tax benefit for an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. There are no uncertain tax positions as of December 31, 2020 and December 31, 2019.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On December 18, 2019, the FASB released Accounting Standards Update No. 2019-12, Income taxes (Topic 740) (the Update). The Board issued this update as part of its initiative to reduce complexity in accounting standards. The Standard is effective for fiscal years beginning after December 15, 2020. The adoption did not have a material impact on the Company.

In August 2020, the FASB issued Accounting Standards Update 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company.

On May 3, 2021, the FASB released Accounting Standards Update No. 2021-04, Compensation – Earning Per Share (Topic 260), Debt - Modifications and Extinguishments (subtopic 470-50), Compensation - Stock compensation (Topic 718), Contracts in Entity’s Own Equity (Subtopic 815-40) Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. FASB issued this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example warrants) that remain equity classified after modification or exchange. The Standard is effective for fiscal years beginning after December 15, 2021. The Company does not believe the adoption will have a material impact on the Company.

Recent Accounting Pronouncements

On February 25, 2016, the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2016-02, Leases (Topic 842) (the Update). This ASU requires an entity to recognize a right-of-use asset (“ROU”) and lease liability for all leases with terms of more than 12 months. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard is effective for the Company on January 1, 2019, with early adoption permitted. The adoption has been reflected in the right of use asset and liability on the balance sheet.

On December 18, 2019, the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2019-12, Income taxes (Topic 740) (the Update). The Board issued this update as part of its initiative to reduce complexity in accounting standards. The Standard is effective for fiscal years beginning after December 15, 2020. The Company is currently evaluating the effect of this standard.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of undiscounted estimates future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. As of June 30, 2021, and December 31, 2020, there were no impairment losses recognized for long-lived assets.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of undiscounted estimates future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. As of December 31, 2020, and December 31, 2019, there were no impairment losses recognized for long-lived assets.

Offering Costs Associated with a Public Offering

Offering Costs Associated with a Public Offering

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.”

On January 15 and 20, 2021, the Company closed on a follow-on public offering and overallotment option, respectively, of common stock. During 2020, the Company incurred approximately $65,100 of capitalizable costs associated with the follow-on public offering, which were netted against the proceeds received in 2021. These costs were capitalized as of December 31, 2020 and are shown on the Balance Sheet as Deferred Offering Costs.

Offering Costs Associated with a Public Offering

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Offering costs of approximately $1,401,100 consist principally of costs incurred in connection with formation and preparation for the September 1, 2020 Public Offering. These costs, together with the underwriter discount, were netted against the proceeds of the Public Offering.

On January 15, 2021, we closed on a follow-on public offering and overallotment option, respectively, of our common stock. During 2020, we incurred approximately $65,100 of capitalizable costs associated with the follow-on public offering, which will be netted against the proceeds of the follow-on public offering in 2021. These costs were capitalized as of December 31, 2020 and are shown on the balance sheet as Deferred Offering Costs.

Reclassification		Reclassification Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.